CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 3.9%
Entertainment - 1.5%
Walt Disney Co.	19,090	$2,025,449	*

Interactive Media & Services - 2.4%
Alphabet Inc., Class A Shares	27,000	3,140,640	*

TOTAL COMMUNICATION SERVICES		5,166,089

CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.1%
Aptiv PLC	13,100	1,374,059	*

Hotels, Restaurants & Leisure - 3.5%
Booking Holdings Inc.	1,110	2,148,616	*
Marriott International Inc., Class A Shares	15,220	2,417,240

Total Hotels, Restaurants & Leisure		4,565,856

Internet & Direct Marketing Retail - 2.1%
Amazon.com Inc.	20,090	2,711,146	*

Leisure Products - 1.6%
Hasbro Inc.	26,850	2,113,632

Specialty Retail - 3.7%
Home Depot Inc.	8,970	2,699,432
Williams-Sonoma Inc.	14,900	2,151,858

Total Specialty Retail		4,851,290

Textiles, Apparel & Luxury Goods - 1.3%
NIKE Inc., Class B Shares	15,240	1,751,381

TOTAL CONSUMER DISCRETIONARY		17,367,364

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	6,240	3,377,712

Food Products - 2.7%
Hain Celestial Group Inc.	47,680	1,084,720	*
McCormick & Co. Inc., Non Voting Shares	27,520	2,403,872

Total Food Products		3,488,592

TOTAL CONSUMER STAPLES		6,866,304

FINANCIALS - 12.6%
Banks - 3.8%
Bank of America Corp.	83,530	2,824,149
First Republic Bank	13,060	2,124,993

Total Banks		4,949,142

Capital Markets - 4.8%
BlackRock Inc.	2,530	1,693,025

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2022 Quarterly Report	1

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Charles Schwab Corp.	29,280	$2,021,784
Morgan Stanley	30,110	2,538,273

Total Capital Markets		6,253,082

Insurance - 4.0%
Hartford Financial Services Group Inc.	37,770	2,435,032
Progressive Corp.	24,770	2,850,036

Total Insurance		5,285,068

TOTAL FINANCIALS		16,487,292

HEALTH CARE - 16.7%
Biotechnology - 3.4%
BioMarin Pharmaceutical Inc.	22,940	1,973,987	*
Gilead Sciences Inc.	40,830	2,439,593

Total Biotechnology		4,413,580

Health Care Equipment & Supplies - 1.4%
Cooper Cos. Inc.	5,470	1,788,690

Health Care Providers & Services - 6.2%
CVS Health Corp.	31,710	3,034,013
Progyny Inc.	36,090	1,101,828	*
UnitedHealth Group Inc.	7,410	4,018,739

Total Health Care Providers & Services		8,154,580

Life Sciences Tools & Services - 3.9%
Danaher Corp.	8,970	2,614,486
Thermo Fisher Scientific Inc.	4,150	2,483,401

Total Life Sciences Tools & Services		5,097,887

Pharmaceuticals - 1.8%
Johnson & Johnson	13,420	2,342,058

TOTAL HEALTH CARE		21,796,795

INDUSTRIALS - 8.3%
Building Products - 2.9%
Trane Technologies PLC	14,080	2,069,619
Trex Co. Inc.	26,880	1,734,298	*

Total Building Products		3,803,917

Electrical Equipment - 3.7%
Eaton Corp. PLC	15,900	2,359,401
Regal Rexnord Corp.	18,010	2,418,743

Total Electrical Equipment		4,778,144

Machinery - 1.7%
Deere & Co.	6,410	2,199,784

TOTAL INDUSTRIALS		10,781,845

See Notes to Schedule of Investments.

2	ClearBridge Sustainability Leaders Fund 2022 Quarterly Report

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.6%
Cisco Systems Inc.	46,580	$2,113,335

Electronic Equipment, Instruments & Components - 3.7%
Keysight Technologies Inc.	13,510	2,196,726	*
TE Connectivity Ltd.	19,520	2,610,410

Total Electronic Equipment, Instruments & Components		4,807,136

IT Services - 1.8%
Visa Inc., Class A Shares	11,050	2,343,815

Semiconductors & Semiconductor Equipment - 5.9%
Enphase Energy Inc.	7,330	2,083,039	*
Intel Corp.	42,200	1,532,282
ON Semiconductor Corp.	31,320	2,091,550	*
SolarEdge Technologies Inc.	5,460	1,966,310	*

Total Semiconductors & Semiconductor Equipment		7,673,181

Software - 10.4%
Microsoft Corp.	29,420	8,259,370
Salesforce Inc.	9,540	1,755,551	*
Synopsys Inc.	6,470	2,377,725	*
Workday Inc., Class A Shares	7,700	1,194,270	*

Total Software		13,586,916

Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	42,100	6,841,671

TOTAL INFORMATION TECHNOLOGY		37,366,054

MATERIALS - 2.8%
Chemicals - 1.1%
Ecolab Inc.	8,540	1,410,552

Containers & Packaging - 1.7%
Ball Corp.	29,970	2,200,397

TOTAL MATERIALS		3,610,949

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Equinix Inc.	2,240	1,576,378
Prologis Inc.	15,170	2,010,935

TOTAL REAL ESTATE		3,587,313

UTILITIES - 3.3%
Electric Utilities - 1.6%
NextEra Energy Inc.	25,070	2,118,164

See Notes to Schedule of Investments.

ClearBridge Sustainability Leaders Fund 2022 Quarterly Report	3

CLEARBRIDGE SUSTAINABILITY LEADERS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.7%
Brookfield Renewable Corp., Class A Shares		56,000	$2,190,720

TOTAL UTILITIES			4,308,884

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $122,318,506)			127,338,889

	RATE
SHORT-TERM INVESTMENTS - 1.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	1,560,026	1,560,026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	390,007	390,007	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,950,033)			1,950,033

TOTAL INVESTMENTS - 99.0% (Cost - $124,268,539)			129,288,922
Other Assets in Excess of Liabilities - 1.0%			1,287,502

TOTAL NET ASSETS - 100.0%			$130,576,424

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $390,007 and the cost was $390,007 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Sustainability Leaders Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$127,338,889	—	—	$127,338,889
Short-Term Investments†	1,950,033	—	—	1,950,033

Total Investments	$129,288,922	—	—	$129,288,922

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$321,055	$14,012,815	14,012,815	$13,943,863	13,943,863	—	$916	—	$390,007

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